Goodwill and intangible assets, net (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Building Materials	Building Envelope	Total
Balance as of December 31, 2024	$4,891	$4,026	$8,917
Acquisitions	17	—	17
Foreign currency translation adjustment and other(1)	59	—	59
Balance as of September 30, 2025	$4,967	$4,026	$8,993

(1)	Includes measurement period adjustments from prior year acquisitions.

The changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Building Materials	Building Envelope	Total
Balance as of January 1, 2023	$4,923	$3,192	$8,115
Acquisitions	76	736	812
Foreign currency translation adjustment	43	—	43
Balance as of December 31, 2023	5,042	3,928	8,970
Acquisitions	5	98	103
Foreign currency translation adjustment	(156)	—	(156)
Balance as of December 31, 2024	$4,891	$4,026	$8,917